Common Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock

19.    Common Stock

The Company is authorized to issue 440,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of December 31, 2021, there were 178,089 shares issued and outstanding. The common stock has the following characteristics:

Voting: Each holder of common stock shall be entitled to one vote for each such share on any matter that is submitted to a vote of stockholders and shall otherwise have the rights conferred by applicable law in respect of such shares.

Dividends: Dividends, or other distributions in cash, securities or other property of the Corporation may be declared and paid or set apart for payment upon the common stock by the Board of Directors from time to time out of any assets or funds of the Corporation legally available for the payment of dividends, and all holders of common stock shall be entitled to participate in such dividends ratably on a per share basis. No dividends have been declared or paid in the year ended December 31, 2021.

Liquidation: Upon any liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary, and after the holders of the preferred stock of each series shall have been paid in full the amounts to which they respectively shall be entitled in preference to the common stock in accordance with the terms of any outstanding preferred stock and applicable law, the remaining net assets and funds of the Corporation shall be distributed pro rata to the holders of the common stock and the holders of any preferred stock, but only to the extent that the holders of any preferred stock shall be entitled to participate in such distributions in accordance with the terms of any outstanding preferred stock or applicable law. A consolidation or merger of the Corporation with or into another corporation or corporations or a sale, whether for cash, shares of stock, securities or properties, or any combination thereof, of all or substantially all of the assets of the Corporation shall not be deemed or construed to be a liquidation, dissolution or winding up of the Corporation.

Shares Available for Future Issuance: Shares of common stock available for future issuance along with a reconciliation of shares issued or issuable are as follows as of December 31, 2021:

Common stock issued and outstanding	178,089
Options granted and outstanding	12,110
Warrants granted and outstanding	18,398
RSUs granted and outstanding	1,908
Total	210,505
Maximum number of shares available for issuance	229,495
Shares authorized	440,000